T. ROWE PRICE Target 2040 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 20.8%
T. Rowe Price Funds:
New Income Fund  23,206 7,334 1,653 2,971,133 28,939
International Bond Fund (USD
Hedged)  7,679 2,548 571 961,642 9,789
Dynamic Global Bond Fund  5,019 1,404 371 625,400 6,279
Emerging Markets Bond Fund  5,306 1,101 942 533,542 5,949
High Yield Fund  4,630 1,333 1,042 798,504 5,294
U.S. Treasury Long-Term Index
Fund  2,939 3,383 356 412,301 4,692
Floating Rate Fund  2,000 838 149 293,054 2,802
Limited Duration Inflation
Focused Bond Fund  – 1,404 43 260,662 1,374
Total Bond Mutual Funds (Cost $64,630) 65,118
EQUITY MUTUAL FUNDS 76.6%
T. Rowe Price Funds:
Value Fund  32,208 10,389 3,491 1,185,932 51,802
Growth Stock Fund (2) 37,229 8,053 7,643 477,644 47,492
Equity Index 500 Fund  18,759 5,601 6,163 217,991 21,980
International Value Equity Fund  13,472 3,339 1,654 1,321,103 19,526
Overseas Stock Fund  13,582 2,996 1,675 1,537,499 19,111
International Stock Fund  12,859 2,908 1,302 856,740 18,497
Emerging Markets Stock Fund  8,346 1,630 2,437 193,350 10,949
Mid-Cap Growth Fund  7,666 1,796 1,083 89,973 10,390
Mid-Cap Value Fund  6,358 1,665 539 307,780 9,883
Small-Cap Stock Fund  4,389 1,178 763 99,844 6,795
Small-Cap Value Fund  3,923 950 451 112,863 6,538
New Horizons Fund (2) 5,973 1,540 1,971 76,953 6,384
Real Assets Fund  3,651 1,457 277 455,173 5,899
U.S. Large-Cap Core Fund  870 1,620 136 90,316 2,794
Emerging Markets Discovery
Stock Fund  75 2,258 83 171,673 2,676
Total Equity Mutual Funds (Cost $179,268) 240,716

T. ROWE PRICE Target 2040 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.7%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 4,196 14,434 10,159 8,471,373 8,471
Total Short-Term Investments (Cost $8,471) 8,471
Total Investments in Securities 100.1%
(Cost $252,369) $ 314,305
Other Assets Less Liabilities (0.1)% (170)
Net Assets 100.0% $ 314,135
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ — $ 227 $ 114
Emerging Markets Bond Fund (67) 484 241
Emerging Markets Discovery Stock Fund 7 426 15
Emerging Markets Stock Fund 156 3,410 116
Equity Index 500 Fund 536 3,783 278
Floating Rate Fund (6) 113 78
Growth Stock Fund 2,490 9,853 —
High Yield Fund (1) 373 237
International Bond Fund (USD Hedged) 35 133 130
International Stock Fund 206 4,032 182
International Value Equity Fund (129) 4,369 424
Limited Duration Inflation Focused Bond Fund 6 13 1
Mid-Cap Growth Fund 494 2,011 17
Mid-Cap Value Fund 194 2,399 139
New Horizons Fund 1,125 842 —
New Income Fund 247 52 533
Overseas Stock Fund (82) 4,208 350
Real Assets Fund (5) 1,068 107
Small-Cap Stock Fund 136 1,991 33
Small-Cap Value Fund 82 2,116 50
U.S. Large-Cap Core Fund 12 440 25
U.S. Treasury Long-Term Index Fund 680 (1,274) 52
Value Fund 767 12,696 681
U.S. Treasury Money Fund, 0.09% — — 11
Totals $ 6,883# $ 53,765 $ 3,814+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $5,584 of the net realized gain (loss).
+ Investment income comprised $3,814 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2040 Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2040 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F196-054Q3 02/21